Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Changes in Equity [Abstract]
Number of common shares, cancelled	45.5	26.5
Nominal value of common shares cancelled	€ 117	€ 68
Aquisition cost of common shares in treasury	450	300
Impact in APIC due to common shares cancelled	€ 333	€ 232